Casino Promotional Allowances (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Promotional Allowances [Abstract]
Casino Promotional Allowances
Casino Promotional Allowances
The retail value of accommodations, food and beverage, and other services furnished to guests without charge is included in gross revenues and then deducted as casino promotional allowances. The estimated cost of providing such casino promotional allowances is included in casino expenses.
Estimated Retail Value of Casino Promotional Allowances

	Three Months Ended March 31,
(In millions)	2017	2016
Food and beverage	$70	$73
Rooms	59	60
Other	8	7
	$137	$140

Estimated Cost of Providing Casino Promotional Allowances

	Three Months Ended March 31,
(In millions)	2017	2016
Food and beverage	$43	$44
Rooms	20	20
Other	5	3
	$68	$67

Casino Promotional Allowances
The retail value of accommodations, food and beverage, and other services furnished to guests without charge is included in gross revenues and then deducted as casino promotional allowances. The estimated cost of providing such casino promotional allowances is included in casino expenses.
Estimated Retail Value of Casino Promotional Allowances

	Years Ended December 31,
(In millions)	2016	2015	2014
Food and Beverage	$277	$281	$622
Rooms	234	234	422
Other	27	48	94
	$538	$563	$1,138

Estimated Cost of Providing Casino Promotional Allowances

	Years Ended December 31,
(In millions)	2016	2015	2014
Food and Beverage	$170	$169	$463
Rooms	82	83	168
Other	17	17	60
	$269	$269	$691